Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PZENA INTERNATIONAL SMALL CAP VALUE FUND
Investor Class PZVIX
Institutional Class PZIIX
(the “Fund”)
A series of Advisors Series Trust (the “Trust”)

Supplement dated February 4, 2025 to the
Statutory Prospectus dated June 28, 2024

The Board of Trustees (the “Board”) of the Trust approved amendments to the investment advisory agreement and operating expenses limitation agreement between the Trust, on behalf of the Fund, and Pzena Investment Management, LLC (the “Adviser”), pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.17% to 1.03% and to lower the management fee from 1.00% to 0.95%, effective February 1, 2025.
The following disclosures are hereby revised to reflect the changes to the fees and expenses of the Fund:
Pages 23-24 - “Summary Section - Pzena International Small Cap Value Fund”

Supplement Closing [Text Block]	ck0001027596_SupplementClosing	Please retain this Supplement with your Statutory Prospectus.
Pzena International Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PZENA INTERNATIONAL SMALL CAP VALUE FUND
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 28, 2026
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Pzena International Small Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZVIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,659
Pzena International Small Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PZIIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,299

[1]	Restated to reflect current fees and expenses.
[2]	Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed and do not correlate to the Expense Ratios in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the International Small Cap Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
[3]	Effective February 1, 2025, the Adviser has contractually agreed to waive a portion or all of its management fees and pay the International Small Cap Fund’s expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.03% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least June 28, 2026, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may
request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Cap.